Income Taxes - Reconciliation of Expected Statutory U.S. Federal Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Expected Statutory U.S. Federal Income Tax Provision [Abstract]
Net loss attributable to CAMAC Energy Inc. before income tax expense	$ (10,690)	$ (10,417)	$ (11,930)	$ (10,488)	$ (17,379)	$ (6,879)	$ (3,975)	$ (1,296)	$ (43,525)	$ (29,529)	$ (24,913)
Expected income tax provision at statutory rate of 35%									(15,234)	(10,335)	(8,720)
Foreign-incorporated subsidiaries											4,102
Net losses not realizable currently for U.S. tax purposes									15,234	10,335	4,618
Total income tax expense									$ 0	$ 0	$ 0